Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated September 1, 2022 to the
Short Duration Strategy Funds Prospectus (the “Prospectus”) and
Statement of Additional Information (the “SAI”), each dated August 1, 2022, as supplemented from time to time
Disclosure Related to the PIMCO Short Asset Investment Fund (the “Fund”)
Effective immediately, Pacific Investment Management Company LLC has agreed to reduce its supervisory and administrative fee for the Fund’s Class A shares by 0.05% of the average daily net assets attributable to the Fund’s Class A shares.
Accordingly, effective immediately, the Annual Fund Operating Expenses table and its accompanying footnote in the “Fees and Expenses of the Fund” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	I‑2	I‑3	Class M	Admin Class	Class A
Management Fees	0.34%	0.44%	0.54%	0.34%	0.34%	0.44%
Distribution and/or Service (12b‑1) Fees	N/A	N/A	N/A	N/A	0.25%	0.25%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.35%	0.45%	0.55%	0.35%	0.60%	0.70%
Fee Waiver and/or Expense Reimbursement(1)(2)	N/A	N/A	(0.05%)	N/A	N/A	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.35%	0.45%	0.50%	0.35%	0.60%	0.65%
[1]
PIMCO has contractually agreed, through July 31, 2023, to reduce its supervisory and administrative fee for the Fund’s I‑3 shares by 0.05% of the average daily net assets attributable to I‑3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

[2]
PIMCO has contractually agreed, through August 31, 2023, to reduce its supervisory and administrative fee for the Fund’s Class A shares by 0.05% of the average daily net assets attributable to Class A shares of the Fund. This Fee Waiver Agreement may be terminated by PIMCO Funds (the “Trust”) upon 90 days’ prior notice to the end of the contract term.

[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.
In addition, effective immediately, the table in the “Example” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$36	$113	$197	$443
I‑2	$46	$144	$252	$567
I‑3	$51	$171	$302	$684
Class M	$36	$113	$197	$443
Administrative Class	$61	$192	$335	$750
Class A	$66	$219	$385	$866

PIMCO Short Asset Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated September 1, 2022 to the
Short Duration Strategy Funds Prospectus (the “Prospectus”) and
Statement of Additional Information (the “SAI”), each dated August 1, 2022, as supplemented from time to time
Disclosure Related to the PIMCO Short Asset Investment Fund (the “Fund”)
Effective immediately, Pacific Investment Management Company LLC has agreed to reduce its supervisory and administrative fee for the Fund’s Class A shares by 0.05% of the average daily net assets attributable to the Fund’s Class A shares.
Accordingly, effective immediately, the Annual Fund Operating Expenses table and its accompanying footnote in the “Fees and Expenses of the Fund” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	I‑2	I‑3	Class M	Admin Class	Class A
Management Fees	0.34%	0.44%	0.54%	0.34%	0.34%	0.44%
Distribution and/or Service (12b‑1) Fees	N/A	N/A	N/A	N/A	0.25%	0.25%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.35%	0.45%	0.55%	0.35%	0.60%	0.70%
Fee Waiver and/or Expense Reimbursement(1)(2)	N/A	N/A	(0.05%)	N/A	N/A	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.35%	0.45%	0.50%	0.35%	0.60%	0.65%
[1]
PIMCO has contractually agreed, through July 31, 2023, to reduce its supervisory and administrative fee for the Fund’s I‑3 shares by 0.05% of the average daily net assets attributable to I‑3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

[2]
PIMCO has contractually agreed, through August 31, 2023, to reduce its supervisory and administrative fee for the Fund’s Class A shares by 0.05% of the average daily net assets attributable to Class A shares of the Fund. This Fee Waiver Agreement may be terminated by PIMCO Funds (the “Trust”) upon 90 days’ prior notice to the end of the contract term.

[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.
In addition, effective immediately, the table in the “Example” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$36	$113	$197	$443
I‑2	$46	$144	$252	$567
I‑3	$51	$171	$302	$684
Class M	$36	$113	$197	$443
Administrative Class	$61	$192	$335	$750
Class A	$66	$219	$385	$866

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023 August 31, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.
PIMCO Short Asset Investment Fund | Inst Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[3]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
PIMCO Short Asset Investment Fund | I-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[3]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
PIMCO Short Asset Investment Fund | I-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	171
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 684
PIMCO Short Asset Investment Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[3]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
PIMCO Short Asset Investment Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[3]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	$ 750
PIMCO Short Asset Investment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	385
10 Years	rr_ExpenseExampleYear10	$ 866

[1]
PIMCO has contractually agreed, through August 31, 2023, to reduce its supervisory and administrative fee for the Fund’s Class A shares by 0.05% of the average daily net assets attributable to Class A shares of the Fund. This Fee Waiver Agreement may be terminated by PIMCO Funds (the “Trust”) upon 90 days’ prior notice to the end of the contract term.

[2]
PIMCO has contractually agreed, through July 31, 2023, to reduce its supervisory and administrative fee for the Fund’s I‑3 shares by 0.05% of the average daily net assets attributable to I‑3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.